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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario, Canada
         M5V 2L1

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: (416) 204-6220

Signature, Place, and Date of Signing:


  /s/  Paul Spagnolo             Toronto, ON                   May 5, 2010
----------------------   ----------------------------    -----------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE


Report Summary: March 31, 2010

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           31

Form 13F Information Table Value Total:    $ 158,593
                                         (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
31-MAR-10                                                     MARKET                   INVESTMENT  OTHER       VOTING
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   VALUE (X$1000) SHARES  SH/PN DISCRETION MANAGERS AUTHORITY SOLE
--------------                  --------------  --------- -------------- ------- ----- ---------- -------- --------------
SPDR S&P Homebuilders ETF       COM             78464A888   $12,219.73   726,500  SH      Sole                726,500
Consumer Discretionary Select   COM             81369Y407   $10,554.78   321,400  SH      Sole                321,400
Apple Inc                       COM             037833100   $ 8,225.00    35,000  SH      Sole                 35,000
Hewlett-Packard Co              COM             428236103   $ 7,557.93   142,200  SH      Sole                142,200
Microsoft Corp                  COM             594918104   $ 7,322.70   250,028  SH      Sole                250,028
Analog Devices Inc              COM             032654105   $ 7,253.99   251,700  SH      Sole                251,700
Toronto-Dominion Bank/The       COM             891160509   $ 6,876.28    92,200  SH      Sole                 92,200
Barrick Gold Corp               COM             067901108   $ 6,874.36   179,300  SH      Sole                179,300
Potash Corp of Saskatchewan In  COM             73755L107   $ 6,663.31    55,830  SH      Sole                 55,830
Canadian Imperial Bank of Comm  COM             136069101   $ 6,559.34    89,854  SH      Sole                 89,854
Canadian Natural Resources Ltd  COM             136385101   $ 6,352.63    85,800  SH      Sole                 85,800
BCE Inc                         COM             05534B760   $ 6,228.07   212,200  SH      Sole                212,200
Bank of America Corp            COM             060505104   $ 6,129.69   343,400  SH      Sole                343,400
SPDR Gold Trust                 COM             78463V107   $ 5,894.20    54,100  SH      Sole                 54,100
Noble Corp                      COM             H5833N103   $ 5,787.89   138,400  SH      Sole                138,400
Rogers Communications Inc       CL B            775109200   $ 5,701.83   167,062  SH      Sole                167,062
Intel Corp                      COM             458140100   $ 5,641.60   253,100  SH      Sole                253,100
CVS Caremark Corp               COM             126650100   $ 4,858.82   132,900  SH      Sole                132,900
Diamond Offshore Drilling Inc   COM             25271C102   $ 4,005.33    45,100  SH      Sole                 45,100
Suncor Energy Inc               COM             867224107   $ 3,930.83   120,800  SH      Sole                120,800
Teva Pharmaceutical Industries  COM             881624209   $ 3,828.96    60,700  SH      Sole                 60,700
Schlumberger Ltd                COM             806857108   $ 3,648.95    57,500  SH      Sole                 57,500
Monsanto Co                     COM             61166W101   $ 3,523.15    49,330  SH      Sole                 49,330
TransCanada Corp                COM             89353D107   $ 2,580.55    70,200  SH      Sole                 70,200
Expedia Inc                     COM             30212P105   $ 2,514.96   100,800  SH      Sole                100,800
Research In Motion Ltd          COM             760975102   $ 1,938.01    26,200  SH      Sole                 26,200
Cal Dive International Inc      COM             12802T101   $ 1,530.50   208,800  SH      Sole                208,800
CGI Group Inc                   CL A SUB VTG    39945C109   $ 1,520.07   101,950  SH      Sole                101,950
Royal Bank of Canada            COM             780087102   $ 1,307.04    22,400  SH      Sole                 22,400
Teck Resources Ltd              CL B            878742204   $   888.62    20,400  SH      Sole                 20,400
Nexen Inc                       COM             65334H102   $   674.58    27,300  SH      Sole                 27,300